Property, Plant and Equipment - Disclosure of Sensitivity Analysis - Impairment of Assets (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Property, plant and equipment [abstract]
Percentage decrease resulting in additional impairment	10.00%	10.00%
Percentage increase resulting in reversal of impairment	10.00%	10.00%
Tshepong operations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Additional impairment	$ 375	$ 281
Kusasalethu
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Additional impairment	197	157
Hidden Valley
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Additional impairment	54	79
Target 1
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Additional impairment	122	137
Doornkop
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Additional impairment	149	71
Masimong
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Additional impairment	28	30
Reversal of impairment	4	0
Moab Khotsong
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Additional impairment	118	0
Joel
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Additional impairment	64	0
Target 3
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Additional impairment	10	0
Other surface operations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Additional impairment	39	20
Target North
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Additional impairment	132	0
Reversal of impairment	79	0
Unisel
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Additional impairment	38	17
Reversal of impairment	31	0
Bambanani
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Additional impairment	$ 16	$ 10